Consolidated Balance Sheet $ in Thousands	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 2,125
Restricted cash (Note 3)	912
Prepaid expenses and other assets	50
Land inventory (Note 4)	17,072
Total current assets	20,159
Non-current assets
Real estate investments (Note 5)	16,266
TOTAL ASSETS	36,425
Current liabilities
Mortgage and other loans (Note 6)	9,962
Loans from related parties (Note 7)	1,488
Other current liabilities	245
Accrued interest	69
Total current liabilities	11,764
Non-current liabilities
Loans from related parties (Note 7)	4,227
Total non-current liabilities	4,227
Shareholders’ Equity	(27)
Non-controlling interests	20,461
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	20,434
TOTAL LIABILITIES AND EQUITY	$ 36,425